March 3, 2014

VIA EDGAR SUBMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attn: Mr. Larry Greene

Re: Prudential Investment Portfolios 3: Form N-1A

Post-Effective Amendment No. 36 to the Registration

Statement under the Securities Act of 1933;

Amendment No. 37 to the Registration Statement under

the Investment Company Act of 1940

Securities Act Registration No. 333-95849

Investment Company Act No. 811-09805

Dear Mr. Greene:

On behalf of Prudential Real Assets Fund (the “Fund”), a series of Prudential Investment Portfolios 3, pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), transmitted herewith for filing Post-Effective Amendment No. 36 to the Registration Statement under the 1933 Act; Amendment No. 37 to the Registration Statement under the 1940 Act (the “Amendment”). Such Amendment has been marked to indicate changes effected in said Amendment as compared to Post-Effective Amendment No. 35 under the 1933 Act and Amendment No. 36 under the 1940 Act.

This filing is being made pursuant to Rule 485(a) under the 1933 Act in order to add disclosure regarding The Amendment was filed under Rule 485(a) under the 1933 Act due to the following material revisions to the Fund’s strategy:

•	Adding Prudential Jennison Global Infrastructure Fund as an investment option for the Fund’s utilities/infrastructure asset class.

•	Adding a new Master Limited Partnerships (“MLPs”) asset class to the Fund and using Prudential Jennison MLP Fund as an investment option for that asset class.

•	Expanding the current Treasury Inflation-Protected Securities (“TIPS”) asset class and renaming it the “Fixed-Income” asset class and new Prudential fixed-income funds (as described in the Amendment) will be added as investment options for that asset class. All references in the Amendment to the TIPs asset class were deleted and replaced with the Fixed Income asset class.

The Fund intends to file a subsequent post-effective amendment on or before May 2, 2014 pursuant to Rule 485(b) under the 1933 Act, to include certain other exhibits, as well as non-material financial and other information, and information responsive to any comments from the staff of the Securities and Exchange Commission (the “Staff”) regarding the Amendment filed herewith.

To assist you with the review of this filing, we note that many sections of the Registration Statement are substantially similar to those sections in Registration Statements which were recently reviewed by the Staff: Prudential Investment Portfolios 17, effective December 23, 2013 (File No. 33-55441 and 811-07215); and Prudential Investment Portfolios 16, effective September 13, 2013 (File No. 333-60561 and 811-08915) (together, the “Prior Registration Statements”).

The Amendment contains all applicable Staff comments to the Prior Registration Statements. The Amendment includes substantially similar disclosure to the Prior Registration Statements.

Since the Amendment is substantially similar to the Prior Registration Statements of mutual funds in the same fund complex that were recently reviewed by the Staff and declared effective by the Staff, we request that the Amendment receives “no review” or limited review if deemed necessary by the staff. The Amendment will go effective on May 2, 2014 and we would appreciate receiving the Staff’s comments, if any, on or about April 21, 2014.

Any questions or comments with respect to the Amendment may be communicated to Claudia DiGiacomo at (973) 802-5032.

Sincerely yours,

/s/ Claudia DiGiacomo

Claudia DiGiacomo

Vice President and Corporate Counsel